Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024
Maximum exposure to credit risk
Financial assets at amortized cost
Cash and central bank balances	€ 164,664	[1],[2]	€ 147,511	[3],[4]
Interbank balances (w/o central banks)	6,963	[1],[2]	6,169	[3],[4]
Central bank funds sold and securities purchased under resale agreements	37,509	[1],[2]	40,802	[3],[4]
Securities borrowed	6	[1],[2]	44	[3],[4]
Loans	484,270	[1],[2]	489,579	[3],[4]
Other assets subject to credit risk	109,015	[1],[2],[5],[6]	81,985	[3],[4],[7],[8]
Total financial assets at amortized cost	802,426	[1],[2]	766,091	[3],[4]
Trading assets	142,273	[2],[9]	134,118	[4],[10]
Positive market values from derivative financial instruments	241,654	[2],[9]	291,800	[4],[10]
Non-trading financial assets mandatory at fair value through profit or loss	123,517	[2],[9]	113,433	[4],[10]
Of which:
Securities purchased under resale agreement	95,802	[2],[9]	88,736	[4],[10]
Securities borrowed	16,513	[2],[9]	15,913	[4],[10]
Loans	3,370	[2],[9]	1,954	[4],[10]
Financial assets designated at fair value through profit or loss	0	[2],[9]	0	[4],[10]
Total financial assets at fair value through profit or loss	507,444	[2],[9]	539,350	[4],[10]
Financial assets at fair value through other comprehensive income	43,644	[2]	42,090	[4]
Of which:
Securities purchased under resale agreement	1,128	[2]	2,786	[4]
Loans	4,432	[2]	5,068	[4]
Financial guarantees and other credit related contingent liabilities	79,092	[2],[11]	73,468	[4],[12]
Revocable and irrevocable lending commitments and other credit related commitments	274,305	[2],[11]	269,699	[4],[12]
Total off-balance sheet	353,397	[2]	343,167	[4]
Maximum exposure to credit risk	1,706,911	[2]	1,690,698	[4]
Subject to Impairment
Financial assets at amortized cost
Cash and central bank balances	164,664	[1]	147,511	[3]
Interbank balances (w/o central banks)	6,963	[1]	6,169	[3]
Central bank funds sold and securities purchased under resale agreements	37,509	[1]	40,802	[3]
Securities borrowed	6	[1]	44	[3]
Loans	484,270	[1]	489,579	[3]
Other assets subject to credit risk	103,271	[1],[5],[6]	76,702	[3],[7],[8]
Total financial assets at amortized cost	796,683	[1]	760,807	[3]
Of which:
Financial assets at fair value through other comprehensive income	43,644		42,090
Of which:
Securities purchased under resale agreement	1,128		2,786
Loans	4,432		5,068
Financial guarantees and other credit related contingent liabilities	79,092	[11]	73,467	[12]
Revocable and irrevocable lending commitments and other credit related commitments	272,072	[11]	268,373	[12]
Total off-balance sheet	351,164		341,840
Maximum exposure to credit risk	1,191,490		1,144,738
Netting
Financial assets at amortized cost
Other assets subject to credit risk	25,790	[1],[5],[6]	24,750	[3],[7],[8]
Total financial assets at amortized cost	25,790	[1]	24,750	[3]
Positive market values from derivative financial instruments	180,780	[9]	229,605	[10]
Non-trading financial assets mandatory at fair value through profit or loss	1,774	[9]	1,638	[10]
Of which:
Securities purchased under resale agreement	1,774	[9]	1,638	[10]
Total financial assets at fair value through profit or loss	182,554	[9]	231,243	[10]
Of which:
Maximum exposure to credit risk	208,344		255,993
Collateral
Financial assets at amortized cost
Central bank funds sold and securities purchased under resale agreements	37,376	[1]	40,580	[3]
Securities borrowed	6	[1]	32	[3]
Loans	256,542	[1]	264,252	[3]
Other assets subject to credit risk	1,107	[1],[5],[6]	1,668	[3],[7],[8]
Total financial assets at amortized cost	295,031	[1]	306,532	[3]
Trading assets	1,525	[9]	1,207	[10]
Positive market values from derivative financial instruments	45,704	[9]	45,613	[10]
Non-trading financial assets mandatory at fair value through profit or loss	111,207	[9]	103,339	[10]
Of which:
Securities purchased under resale agreement	94,028	[9]	87,091	[10]
Securities borrowed	16,271	[9]	15,671	[10]
Loans	840	[9]	485	[10]
Total financial assets at fair value through profit or loss	158,436	[9]	150,159	[10]
Financial assets at fair value through other comprehensive income	1,342		4,077
Of which:
Securities purchased under resale agreement	90		2,455
Loans	20		454
Financial guarantees and other credit related contingent liabilities	4,619	[11]	4,410	[12]
Revocable and irrevocable lending commitments and other credit related commitments	24,219	[11]	21,737	[12]
Total off-balance sheet	28,838		26,147
Maximum exposure to credit risk	483,647		486,915
Guarantees and Credit derivatives
Financial assets at amortized cost
Loans	49,168	[1],[13]	44,211	[3],[14]
Other assets subject to credit risk	258	[1],[5],[6],[13]	270	[3],[7],[8],[14]
Total financial assets at amortized cost	49,426	[1],[13]	44,481	[3],[14]
Trading assets	895	[9],[13]	612	[10],[14]
Positive market values from derivative financial instruments	10	[9],[13]	115	[10],[14]
Non-trading financial assets mandatory at fair value through profit or loss	495	[9],[13]	292	[10],[14]
Of which:
Loans	495	[9],[13]	272	[10],[14]
Total financial assets at fair value through profit or loss	1,399	[9],[13]	1,019	[10],[14]
Financial assets at fair value through other comprehensive income	1,232	[13]	1,168	[14]
Of which:
Loans	1,232	[13]	1,168	[14]
Financial guarantees and other credit related contingent liabilities	9,928	[11],[13]	9,227	[12],[14]
Revocable and irrevocable lending commitments and other credit related commitments	7,348	[11],[13]	8,227	[12],[14]
Total off-balance sheet	17,276	[13]	17,455	[14]
Maximum exposure to credit risk	69,333	[13]	64,122	[14]
Total credit enhancements
Financial assets at amortized cost
Central bank funds sold and securities purchased under resale agreements	37,376	[1]	40,580	[3]
Securities borrowed	6	[1]	32	[3]
Loans	305,710	[1]	308,463	[3]
Other assets subject to credit risk	27,154	[1],[5],[6]	26,687	[3],[7],[8]
Total financial assets at amortized cost	370,247	[1]	375,763	[3]
Trading assets	2,419	[9]	1,819	[10]
Positive market values from derivative financial instruments	226,494	[9]	275,333	[10]
Non-trading financial assets mandatory at fair value through profit or loss	113,476	[9]	105,269	[10]
Of which:
Securities purchased under resale agreement	95,802	[9]	88,729	[10]
Securities borrowed	16,271	[9]	15,671	[10]
Loans	1,335	[9]	757	[10]
Financial assets designated at fair value through profit or loss	0	[9]	0	[10]
Total financial assets at fair value through profit or loss	342,389	[9]	382,421	[10]
Financial assets at fair value through other comprehensive income	2,574		5,244
Of which:
Securities purchased under resale agreement	90		2,455
Loans	1,252		1,621
Financial guarantees and other credit related contingent liabilities	14,547	[11]	13,637	[12]
Revocable and irrevocable lending commitments and other credit related commitments	31,567	[11]	29,964	[12]
Total off-balance sheet	46,114		43,602
Maximum exposure to credit risk	€ 761,323		€ 807,029

[1]	All amounts at gross value before deductions of allowance for credit losses
[2]	Does not include credit derivative notional sold (€ 620 billion ) and credit derivative notional bought protection
[3]	All amounts at gross value before deductions of allowance for credit losses
[4]	Does not include credit derivative notional sold (€ 597.9 billion ) and credit derivative notional bought protection
[5]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[6]	Includes Asset Held for Sale regardless of accounting classification
[7]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[8]	Includes Asset Held for Sale regardless of accounting classification
[9]	Excludes equities, other equity interests and commodities
[10]	Excludes equities, other equity interests and commodities
[11]	Figures are reflected at notional amounts
[12]	Figures are reflected at notional amounts
[13]	Bought Credit protection is reflected with the notional of the underlying
[14]	Bought Credit protection is reflected with the notional of the underlying